CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
ASSETS
Allowance for doubtful accounts, current	$ 481	$ 948	$ 2,378
Stockholders' equity:
Preferred stock, par value (in usd per share)	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in shares)	1,223,000	1,038,000	994,000
Preferred stock, shares outstanding (in shares)	1,223,000	1,038,000	994,000
Common stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	40,000,000	40,000,000	40,000,000
Common stock, shares issued (in shares)	15,704,000	15,681,000	14,049,000
Treasury stock, shares (in shares)	1,931,000	1,929,000	1,929,000